Share-based compensation	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share-based compensation
Share-based compensation:
The Company provides share-based compensation to its directors and certain employees through grants of stock options, TSARs, SARs and deferred, restricted or performance share units.
As at December 31, 2017, the Company had 3,953,471 common shares reserved for future grants of stock options and tandem share appreciation rights under the Company’s stock option plan.

a) Share appreciation rights and tandem share appreciation rights:
All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year after the date of grant. SARs and TSARs units outstanding at December 31, 2017 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2015	1,259,208	$44.48	2,108,965	$42.73
Granted	375,500	34.59	574,600	34.59
Exercised	(73,291)	27.43	(212,505)	25.38
Cancelled	(49,932)	49.77	(54,949)	52.55
Outstanding at December 31, 2016	1,511,485	$42.68	2,416,111	$42.10
Granted	167,600	50.15	340,200	50.17
Exercised	(213,207)	32.03	(710,616)	32.98
Cancelled	(10,801)	50.18	(2,200)	34.59
Expired	(5,000)	25.22	—	—
Outstanding at December 31, 2017	1,450,077	$45.11	2,043,495	$46.62

Information regarding the SARs and TSARs outstanding as at December 31, 2017 is as follows:

	Units outstanding at December 31, 2017			Units exercisable at December 31, 2017

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$25.97 to $35.51	3.36	585,317	$32.94	345,629	$31.79
$38.24 to $73.13	3.77	864,760	53.35	609,687	53.94
	3.61	1,450,077	$45.11	955,316	$45.93
TSARs
$25.97 to $35.51	3.94	779,194	$33.67	401,049	$32.80
$38.24 to $73.13	4.09	1,264,301	54.60	794,658	56.33
	4.03	2,043,495	$46.62	1,195,707	$48.44

The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2017 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2017	2016
Risk-free interest rate	1.8%	1.0%
Expected dividend yield	2.0%	2.5%
Expected life of SARs and TSARs (years)	1.2	1.4
Expected volatility	31%	41%
Expected forfeitures	0.2%	0.2%
Weighted average fair value (USD per share)	$19.02	$10.19

Compensation expense for SARs and TSARs is measured based on their fair value and is recognized over the vesting period. Changes in fair value in each period are recognized in net income (loss) for the proportion of the service that has been rendered at each reporting date. The fair value as at December 31, 2017 was $69.8 million compared with the recorded liability of $65.2 million. The difference between the fair value and the recorded liability of $4.6 million will be recognized over the weighted average remaining vesting period of approximately 1.5 years.
For the year ended December 31, 2017, compensation expense related to SARs and TSARs included an expense in cost of sales and operating expenses of $45.1 million (2016 - $26.9 million). This included an expense of $37.8 million (2016 - $20.0 million) related to the effect of the change in the Company’s share price.

b) Deferred, restricted and performance share units:
Deferred, restricted and performance share units outstanding as at December 31, 2017 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units
Outstanding at December 31, 2015	285,816	13,864	610,578
Granted	8,269	11,500	261,760
Granted performance factor[1]	—	—	55,592
Granted in lieu of dividends	8,430	773	18,082
Redeemed	(51,498)	(7,488)	(355,415)
Cancelled	—	—	(18,325)
Outstanding at December 31, 2016	251,017	18,649	572,272
Granted	10,452	8,100	163,500
Performance factor impact on redemption[1]	—	—	(102,557)
Granted in lieu of dividends	5,669	613	14,383
Redeemed	(42,292)	(6,907)	(34,186)
Cancelled	—	—	(8,517)
Outstanding at December 31, 2017	224,846	20,455	604,895

[1]
Performance share units have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company’s total shareholder return in relation to a predetermined target over the period to vesting. The performance factor is measured based on the weighted-average closing share price for the 90 calendar days on the NASDAQ Global Select Market immediately preceding the year end date that the performance share units vest.

Compensation expense for deferred, restricted and performance share units is measured at fair value based on the market value of the Company’s common shares and is recognized over the vesting period. Changes in fair value are recognized in net income (loss) for the proportion of the service that has been rendered at each reporting date. The fair value of deferred, restricted and performance share units as at December 31, 2017 was $55.9 million compared with the recorded liability of $46.1 million. The difference between the fair value and the recorded liability of $9.8 million will be recognized over the weighted average remaining vesting period of approximately1.5 years.
For the year ended December 31, 2017, compensation expense related to deferred, restricted and performance share units included in cost of sales and operating expenses was an expense of $33.0 million (2016 - $6.0 million). This included an expense of $29.9 million (2016 - $2.8 million) related to the effect of the change in the Company’s share price.

c) Stock options:
The exercise price of each stock option is equal to the quoted market price of the Company’s common shares at the date of the grant. Options granted have a maximum term of seven years with one-third of the options vesting each year after the date of grant.
Common shares reserved for outstanding incentive stock options as at December 31, 2017 and 2016 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2015	448,507	$30.52
Granted	75,500	34.59
Exercised	(153,140)	9.80
Cancelled	(14,100)	44.04
Expired	(12,000)	6.33
Outstanding at December 31, 2016	344,767	$40.91
Granted	31,400	50.17
Exercised	(98,274)	30.90
Cancelled	(15,358)	52.43
Outstanding at December 31, 2017	262,535	$45.09

Information regarding the stock options outstanding as at December 31, 2017 is as follows:

	Options outstanding at December 31, 2017			Options exercisable at December 31, 2017

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$25.97 to $35.51	3.40	103,850	$33.08	60,980	$32.02
$38.24 to $73.13	3.69	158,685	52.95	114,380	53.28
	3.58	262,535	$45.09	175,360	$45.88

For the year ended December 31, 2017, compensation expense related to stock options was $0.5 million (2016 - $0.6 million).